Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.3%)
Australia (2.7%)
	BHP Group Ltd.	677,588	19,181
[1]	BHP Group Ltd. ADR	293,870	16,768
			35,949
Brazil (5.1%)
	Banco Bradesco SA ADR	18,387,221	51,300
	Vale SA Class B ADR	1,154,895	15,834
			67,134
Canada (12.9%)
	Barrick Gold Corp.	8,085,317	129,203
	Intact Financial Corp.	135,097	18,981
	Agnico Eagle Mines Ltd.	286,965	13,462
*	Foran Mining Corp.	2,676,307	8,357
			170,003
China (6.4%)
*	Alibaba Group Holding Ltd.	5,471,902	56,334
	Contemporary Amperex Technology Co. Ltd. Class A	667,150	16,940
	Sinoma Science & Technology Co. Ltd. Class A	4,953,200	11,709
			84,983
France (2.0%)
	Engie SA	1,657,051	26,355
Germany (5.3%)
	Rheinmetall AG	161,393	46,335
	Bayer AG (Registered)	545,555	23,573
			69,908
Japan (1.9%)
	Ebara Corp.	343,500	15,211
	Panasonic Holdings Corp.	1,140,800	10,009
			25,220
Norway (0.4%)
*	Seadrill Ltd.	147,139	5,815
South Korea (2.8%)
	Samsung Electronics Co. Ltd.	755,399	37,600
Sweden (0.7%)
	Boliden AB	363,059	9,306
Switzerland (2.8%)
	Novartis AG (Registered)	373,666	34,982

			Shares	Market Value ($000)
*		Sandoz Group AG	74,733	1,943
				36,925
Taiwan (2.2%)
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	331,866	28,643
United Kingdom (22.5%)
		Glencore plc	13,182,846	69,827
		Anglo American plc	2,007,015	51,138
		Unilever plc	811,595	38,438
		Rio Tinto plc ADR	567,573	36,518
		Shell plc	843,111	27,171
*		Babcock International Group plc	5,469,895	26,026
		Haleon plc	6,026,994	24,157
		Admiral Group plc	408,031	12,124
		Fresnillo plc	1,643,041	11,058
				296,457
United States (26.6%)
		BWX Technologies Inc.	1,176,341	87,379
		American Electric Power Co. Inc.	912,529	68,932
		Intel Corp.	1,284,817	46,896
		Pfizer Inc.	1,183,962	36,182
		Viper Energy Partners LP	1,212,762	34,539
		Chesapeake Energy Corp.	259,332	22,323
		Newmont Corp.	590,620	22,131
*		Fluor Corp.	515,046	17,146
*		Antero Resources Corp.	511,377	15,055
				350,583
Total Common Stocks (Cost $1,233,820)				1,244,881
Warrants (0.0%)
*		Metals Acquisition Ltd. Exp. 6/16/28 (Cost $246)	330,300	654
		Coupon
Temporary Cash Investments (6.8%)
Money Market Fund (6.8%)
[2,3]	Vanguard Market Liquidity Fund (Cost $89,532)	5.420%	895,412	89,532
Total Investments (101.1%) (Cost $1,323,598)				1,335,067
Other Assets and Liabilities—Net (-1.1%)				(14,540)
Net Assets (100%)				1,320,527
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,158,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,605,000 was received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	587,720	—	—	587,720
Common Stocks—Other	87,744	569,417	—	657,161
Warrants	654	—	—	654
Temporary Cash Investments	89,532	—	—	89,532
Total	765,650	569,417	—	1,335,067